Net loss per share	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Net loss per share

12.	Net loss per share

Basic and diluted net loss per share

The calculation of basic net loss per share for the year ended December 31, 2024 was based on the loss attributable to common shareholders of $2,875,061 (2023 - $64,148,145 – Revised – Note 19; 2022 - $11,838,257 – Revised – Note 19) and a weighted average number of common shares outstanding of 137,221,408 (2023 - 137,221,408; 2022 – 137,221,408).

The calculation of diluted net loss per share for the year ended December 31, 2024, 2023 and 2022 did not include the effect of stock options and warrants, as they were considered to be anti-dilutive.